INTANGIBLE ASSETS AND GOODWILL - Narrative (Details) - CAD ($) $ in Thousands		12 Months Ended
	Jan. 18, 2019	Aug. 31, 2021	Aug. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of discount price per kilogram of dried hemp flower	25.00%
Renewal term of agreement	5 years
Payments for intangible assets	$ 1,500
Transaction cost	$ 30
Recoverable amount			$ 0
COMPUTER SOFTWARE
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Recoverable amount		$ 0
Gross carrying amount | SUPPLY AGREEMENT
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment charge		0	$ 1,303
Gross carrying amount | COMPUTER SOFTWARE
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment charge		$ 1,701